Share-Based Payment - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [table]
Share-based payments	R$ 213,076	R$ 113,169	R$ 120,777
Description of maximum term of equity granted for share-based payment arrangement	ten
Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [table]
Other income (expenses), net	R$ 187,518	100,404	120,612
Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [table]
Other income (expenses), net	24,704	12,601	0
Stock Options [Member]
Disclosure of defined benefit plans [table]
Share-based payments	R$ 854	R$ 165	R$ 165